Transactions and Balances with Related Parties (Details) - Schedule of benefits to key management personnel - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of benefits to key management personnel [Abstract]
Short-term benefits	$ 1,940	$ 962	$ 746
Cost of share-based payment	$ 779	$ 43	$ 91